Business Combinations - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Business	Dec. 31, 2024 USD ($) Business	Dec. 15, 2025 USD ($)	Apr. 01, 2024 USD ($)
Disclosure Of Business Combinations [Line Items]
Number of business acquired | Business	4	11
Purchase price	$ 343,871	$ 1,040,980
Contingent consideration	98,498	3,553
Contingent consideration balance	99,600	7,800
Trade receivables	66,000	208,800
Trade receivables expected to be uncollectible	1,500	2,800
Goodwill and intangible assets deducted for tax purpose	0	1,000
Contingent consideration, maximum amount payable in one year	1,700	4,500
Contingent consideration, maximum amount payable in two years	126,300	2,900
Fair value of assets	906,386	949,751
Hearn
Disclosure Of Business Combinations [Line Items]
Purchase price	304,295		$ 304,300
Contingent consideration	95,505
Contingent consideration balance			95,500
Unsecured revolving facilities			$ 208,800
Revenue of acquiree since acquisition date	6,500
Net income (loss) of acquiree since acquisition date	1,300
Revenue of entity as if combination occurred at beginning of period	161,800
Net income (loss) of entity as if combination occurred at beginning of period	32,300
Transaction costs	400
Hearn | Customer-related intangible assets [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets	119,500
Non Material Business
Disclosure Of Business Combinations [Line Items]
Revenue of acquiree since acquisition date	20,200	148,400
Net income (loss) of acquiree since acquisition date	200	1,100
Revenue of entity as if combination occurred at beginning of period	35,000	236,900
Net income (loss) of entity as if combination occurred at beginning of period	$ 600	7,400
Daseke
Disclosure Of Business Combinations [Line Items]
Purchase price		816,958		$ 817,000
Term loan				500,000
Equipment financing debt				$ 314,700
Revenue of acquiree since acquisition date		1,052,000
Net income (loss) of acquiree since acquisition date		20,700
Revenue of entity as if combination occurred at beginning of period		1,408,800
Net income (loss) of entity as if combination occurred at beginning of period		19,200
Severances and other restructuring costs		19,700
Transaction costs		500
Daseke | Land and buildings [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets		54,000
Daseke | Customer-related intangible assets [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets		109,100
Daseke | Trademarks
Disclosure Of Business Combinations [Line Items]
Fair value of assets		$ 92,800